Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating losses	$ 13,609,036	$ 13,089,314
Share-based compensation	1,497,556	741,420
Other differences in tax basis	233,043	4,749
Total deferred tax assets	15,339,635	13,835,483
Less: valuation allowance	(15,339,635)	(13,835,483)
Deferred tax assets, net